STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class B ordinary shares Ordinary Shares	Accumulated Deficit	Total
Balance at the beginning at May. 20, 2021		$ 0
Increase (Decrease) in Stockholders' Equity
Net income (loss)		2,162,761	$ 2,162,761
Balance at the end at Dec. 31, 2021	$ 575	(17,341,777)	(17,341,202)
Balance at the end (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(5,293)	(5,293)
Net income (loss)		5,824,459	5,824,459
Balance at the end at Mar. 31, 2022	$ 575	(11,522,611)	(11,522,036)
Balance at the end (in shares) at Mar. 31, 2022	5,750,000
Balance at the beginning at Dec. 31, 2021	$ 575	(17,341,777)	(17,341,202)
Balance at the beginning (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value			(255,426)
Net income (loss)			7,494,794
Balance at the end at Jun. 30, 2022	$ 575	(10,102,409)	(10,101,834)
Balance at the end (in shares) at Jun. 30, 2022	5,750,000
Balance at the beginning at Dec. 31, 2021	$ 575	(17,341,777)	(17,341,202)
Balance at the beginning (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(2,901,000)	(2,901,000)
Net income (loss)		11,645,768	11,645,768
Balance at the end at Dec. 31, 2022	$ 575	(8,597,009)	(8,596,434)
Balance at the end (in shares) at Dec. 31, 2022	5,750,000
Balance at the beginning at Mar. 31, 2022	$ 575	(11,522,611)	(11,522,036)
Balance at the beginning (in shares) at Mar. 31, 2022	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(250,133)	(250,133)
Net income (loss)		1,670,335	1,670,335
Balance at the end at Jun. 30, 2022	$ 575	(10,102,409)	(10,101,834)
Balance at the end (in shares) at Jun. 30, 2022	5,750,000
Balance at the beginning at Dec. 31, 2022	$ 575	(8,597,009)	(8,596,434)
Balance at the beginning (in shares) at Dec. 31, 2022	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(2,671,551)	(2,671,551)
Net income (loss)		320,881	320,881
Balance at the end at Mar. 31, 2023	$ 575	(10,947,679)	(10,947,104)
Balance at the end (in shares) at Mar. 31, 2023	5,750,000
Balance at the beginning at Dec. 31, 2022	$ 575	(8,597,009)	(8,596,434)
Balance at the beginning (in shares) at Dec. 31, 2022	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value			(4,142,604)
Net income (loss)			(508,586)
Balance at the end at Jun. 30, 2023	$ 575	(13,248,199)	(13,247,624)
Balance at the end (in shares) at Jun. 30, 2023	5,750,000
Balance at the beginning at Mar. 31, 2023	$ 575	(10,947,679)	(10,947,104)
Balance at the beginning (in shares) at Mar. 31, 2023	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(1,471,053)	(1,471,053)
Net income (loss)		(829,467)	(829,467)
Balance at the end at Jun. 30, 2023	$ 575	$ (13,248,199)	$ (13,247,624)
Balance at the end (in shares) at Jun. 30, 2023	5,750,000